Accounting Standards	12 Months Ended
Dec. 31, 2018
Accounting Changes and Error Corrections [Abstract]
Accounting Standards

2. ACCOUNTING STANDARDS

Accounting Changes

New Segment Structure

The Company announced a realignment of its management structure along product lines in December 2017. As a result, effective January 1, 2018, the Company’s results are reported through the following business segments: Body Exteriors & Structures, Power & Vision, Seating Systems and Complete Vehicles. Prior period amounts contained in these audited consolidated financial statements have been adjusted to conform to the new segment presentation. Refer to Note 24 for additional information.

Revenue Recognition

On January 1, 2018, the Company adopted ASC 606, Revenue from Contracts with Customers [“new revenue standard”] using the full retrospective transition method. The Company recognized a net reduction to opening retained earnings of $5 million as of January 1, 2017 due to the cumulative impact of adopting the new revenue standard. The impact was primarily due to a change in the timing of recognition for customer reimbursements for tooling and pre-production engineering activities.

Impact of Adopting ASC 606

The impact of adopting the new revenue standard affected certain balances in the Consolidated Statements of Income as follows:

2017
Decrease in sales	$(2,358)

Decrease in cost of goods sold	(2,363)
Increase in depreciation and amortization	11
Decrease in equity income	8

Decrease in income from operations before income taxes	(14)
Decrease in income taxes	(3)

Decrease in net income	(11)
Decrease in income attributable to non-controlling interests	1

Decrease in net income attributable to Magna International Inc.	$(10)

Earnings per Common Share:
Basic	$(0.02)
Diluted	$(0.03)

The decrease in Sales and Cost of goods sold for the period was primarily a result of the change in the accounting for tooling and pre-production engineering activities as a cost recovery rather than as revenue, and also due to a change in the timing of recognition for customer reimbursements related to tooling and pre-production engineering activities.

The impact of adopting the new revenue standard affected certain balances in the Consolidated Balance Sheets as follows:

2017
ASSETS
Decrease in accounts receivable	$(183)
Increase in inventories	163
Decrease in investments	(9)
Increase in fixed assets, net	35
Increase in deferred tax assets	2
Increase in other assets	67
LIABILITIES AND SHAREHOLDERS’ EQUITY
Decrease in accounts payable	$(3)
Increase in other accrued liabilities	77
Increase in other long-term liabilities	22
Decrease in deferred tax liabilities	(1)
Decrease in retained earnings	(15)
Decrease in accumulated other comprehensive loss	(3)
Decrease in non-controlling interests	(2)

The impact of adopting the new revenue standard affected certain balances in the Consolidated Statements of Cash Flows as follows:

2017
OPERATING ACTIVITIES
Decrease in net income	$(11)
Increase in items not involving current cash flows	9

(2)
Decrease in changes in operating assets and liabilities	19

Increase in cash provided from operating activities	17
INVESTING ACTIVITIES
Increase in fixed asset additions	(17)

Increase in cash used for investing activities	(17)
Cash, cash equivalents and restricted cash equivalents beginning of period	1,168

Cash, cash equivalents and restricted cash equivalents, end of period	$839

Income Taxes

In October 2016, the FASB issued ASU No. 2016-16, “Accounting for Income Taxes: Intra-Entity Asset Transfers of Assets Other than Inventory”. This guidance requires that the tax effects of all intra-entity sales of assets other than inventory be recognized in the period in which the transaction occurs. The Company adopted ASU No. 2016-16 effective January 1, 2018 on a modified retrospective basis, through a cumulative-effect adjustment to retained earnings. The adoption of this guidance did not have a significant impact on the Company’s consolidated financial statements.

Pensions

In March 2017, the FASB issued ASU 2017-07, “Compensation—Retirement Benefits (Topic 715): Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost (ASU 2017-07)” which changes the way employers that sponsor defined benefit pension and/or postretirement benefit plans reflect net periodic benefit costs in the income statement. On January 1, 2018, the Company retrospectively adopted the amendments to ASC 715 which requires the presentation of service cost to be separate from the other components of net periodic costs. The Company previously recorded service cost with other compensation costs (benefits) in Cost of goods sold and Selling, general and administrative expenses. The adoption of this guidance required the other components of net period benefit cost to be reclassified. Prior comparative figures have not been adjusted since the impact of ASU 2017-07 is not material.

Financial Instruments

In January 2016, the FASB issued ASU No. 2016-01, “Financial Instruments–Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities (ASU 2016-01)”, which addresses certain aspects of recognition, measurement, presentation, and disclosure of financial instruments. ASU 2016-01 requires the Company to measure its private equity investments at fair value, with all gains and losses, realized and unrealized, recognized in the consolidated statement of income. The Company adopted ASU 2016-01 in the first quarter of fiscal 2018 on a prospective basis for private equity investments.

Future Accounting Standards

Derivatives and Hedging

In August 2017, the FASB issued ASU No. 2017-12, “Derivatives and Hedging (Topic 815): Targeted Improvements to Accounting for Hedging Activities (ASU 2017-12)” which amends and simplifies existing guidance in order to allow companies to more accurately present the economic effects of risk management activities in the financial statements. The amendments of this ASU are effective for reporting periods beginning after December 15, 2018, with early adoption permitted. The adoption of ASU 2017-12 did not have a significant impact on the Company’s consolidated financial statements.

Leases

In February 2016, the FASB issued ASU No. 2016-02, “Leases: Topic 842 (ASU 2016-02)”, to supersede nearly all existing lease guidance under GAAP. The guidance would require lessees to recognize most leases on their balance sheets as lease liabilities with corresponding right-of-use assets [“ROU”]. ASU 2016-02 was effective for the Company on January 1, 2019 and has been adopted using a modified retrospective approach, with the election of certain practical expedients. The Company is implementing a new lease accounting information system, as well as new business processes and controls to support the preparation of financial information and the disclosures required for the new standard. The adoption of ASU 2016-02 will result in the recognition of ROU assets and lease liabilities for the Company’s operating leases, with the most significant impact from the recognition of ROU assets and lease liabilities related to real estate operating leases. While the Company is continuing to assess the potential impacts of ASU 2016-02, the adoption of the new standard is not expected to have a material impact on the consolidated statements of income, changes in equity or cash flows.

Internal-Use Software

In August 2018, the FASB issued ASU No. 2018-15, “Intangibles–Goodwill and Other Internal–Use–Software (Subtopic 350-40): Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract (ASU 2018-15)”. ASU 2018-15 amends current guidance to align the accounting for costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing costs associated with developing or obtaining internal-use software. The guidance in ASU 2018-15 is effective for annual reporting periods beginning after December 15, 2019, with early adoption permitted. The Company adopted the standard on January 1, 2019, on a prospective basis. The adoption of ASU 2018-15 did not have an impact on the Company’s consolidated financial statements.